Prepaid and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Assets

	December 31
	2018			2017
	Total	Thereof current	Thereof non‑current	Total	Thereof current	Thereof non‑current
	(In thousands)
Miscellaneous other receivables	$34,052	$33,750	$302	$33,876	$33,632	$244
Prepaid expenses	3,814	1,188	2,626	5,045	1,406	3,639
Total	$37,866	$34,938	$2,928	$38,921	$35,038	$3,883